UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$3,605	$4,106,960
Alaska — 1.7%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	2,000	2,074,780
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	3,021,973
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	10,150	12,126,509
		17,223,262
Arizona — 0.6%
Maricopa County & Phoenix Industrial Development Authorities, Refunding RB, S/F, Series A-2, AMT (Ginnie Mae), 5.80%, 7/01/40	1,320	1,361,118
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,725	4,155,498
		5,516,616
California — 13.1%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/24 (a)	10,000	9,961,300
California Health Facilities Financing Authority, Refunding RB:
Saint Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,754,662
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,803,520
California HFA, RB, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	3,925	4,068,576
California State Public Works Board Lease, Various Capital Projects, Series A, 5.00%, 4/01/37	360	377,492
California State University, RB, Systemwide, Series A:
5.50%, 11/01/39	1,525	1,704,950
(NPFGC), 5.00%, 11/01/32	9,865	10,194,590
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	3,545	3,863,341
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,299,325
Saint Joseph Health System, Series E (AGM), 5.25%, 7/01/47	5,000	5,263,850
Sutter Health, Series D (AGM), 5.05%, 8/15/38	300	317,865

Municipal Bonds	Par (000)	Value
California (continued)
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	$1,900	$2,086,618
City of San Jose California, ARB, Series A-1, AMT, 5.75%, 3/01/34	2,300	2,550,010
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	11,965	12,622,596
Coast Community College District, GO, Election of 2002, Series C (AGM), 6.05%, 8/01/33 (b)	8,100	2,562,030
County of Sacramento California, RB, Senior Series A (AGM), 5.00%, 7/01/41	14,500	15,341,870
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 6.95%, 8/01/34 (b)	5,000	1,308,550
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	5,800	6,276,064
Grossmont Union High School District, GO, CAB, Election of 2004, 5.41%, 8/01/31 (b)	5,110	1,905,468
Long Beach Unified School District, GO, Election of 2008, Series B, 6.54%, 8/01/34	5,000	1,575,750
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,200	1,347,552
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (b)	7,620	1,801,292
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,753,975
Port of Oakland, Refunding RB, Series M (NPFGC), 5.38%, 11/01/27	8,030	8,138,164
Poway Unified School District, GO, CAB, School Facilities Improvement, District, Election of 2008, Series B, 6.27%, 8/01/36 (b)	10,000	2,818,700
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 6.18%, 8/01/38 (b)	12,940	3,284,043
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,165	2,403,799
San Diego Unified School District California, GO, Refunding, CAB, Series R-1, 5.08%, 7/01/31 (b)	3,485	1,336,184
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	1,830	2,195,067

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	$1,800	$1,977,390
5.00%, 8/01/38	1,600	1,735,520
State of California, GO:
5.50%, 3/01/40	1,020	1,132,129
5.00%, 10/01/41	2,555	2,720,768
Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,617
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 6.14%, 8/01/36 (b)	6,545	1,854,068
West Valley-Mission Community College District, GO, Election of 2004, Series A (AGM), 5.00%, 8/01/30	3,600	3,989,376
		131,337,071
Connecticut — 0.3%
Connecticut Housing Finance Authority, RB, Sub-Series E-2, 5.00%, 11/15/31	3,235	3,423,601
Florida — 14.5%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	14,800	15,893,720
Broward County Water & Sewer Utility, RB, Series A, 5.25%, 10/01/34	2,250	2,551,995
City of Jacksonville, Refunding RB, Transportation, Series A, 5.00%, 10/01/30	770	854,469
Collier County School Board, COP (AGM), 5.00%, 2/15/23	5,000	5,640,400
County of Lee Florida, Refunding RB, Series A, AMT:
5.63%, 10/01/26	2,600	2,888,782
5.38%, 10/01/32	3,440	3,682,451
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	6,000	7,144,380
Series B-1, 5.75%, 7/01/33	3,700	4,213,153
County of Miami-Dade Florida, RB:
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/25	7,500	7,567,425
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/27	1,000	1,007,460
Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	19,020	20,080,365
Water & Sewer System (AGM), 5.00%, 10/01/39	11,700	12,668,175
County of Miami-Dade Florida, Refunding RB:
Miami International Airport (AGC), 5.00%, 10/01/40	11,000	11,245,630
Series C (BHAC), 6.00%, 10/01/23	20,095	24,846,262
Transit System Sales Surtax (AGM), 5.00%, 7/01/35	2,800	2,984,688

Municipal Bonds	Par (000)	Value
Florida (concluded)
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	$1,750	$2,010,260
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,000	13,265,880
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,514,579
The School Board of Miami-Dade County Florida, RB, COP, Series B (AGC), 5.25%, 5/01/31	1,010	1,098,113
		145,158,187
Georgia — 1.8%
Burke County Development Authority, RB, Oglethorpe Power Corp., Vogtle Project, Series C, 5.70%, 1/01/43	6,450	6,927,106
City of Atlanta Georgia, RB, General, Series B (AGM), 5.25%, 1/01/33	10,000	10,690,800
		17,617,906
Illinois — 17.8%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	6,470	7,313,235
Chicago Park District, GO, Harbor Facilities, Series C:
5.25%, 1/01/37	4,000	4,396,880
5.25%, 1/01/40	1,505	1,650,835
Chicago Transit Authority, RB, 5.25%, 12/01/36	1,620	1,804,437
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (NPFGC):
5.25%, 1/01/27	10,000	10,290,700
6.00%, 1/01/27	26,230	27,970,098
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC) (b):
5.58%, 1/01/29	4,000	1,790,680
5.71%, 1/01/33	7,950	2,745,851
City of Chicago Illinois, RB, Series A:
O’Hare International Airport, General Third Lien, 5.75%, 1/01/39	9,000	10,306,890
Second Lien (AMBAC), 5.00%, 11/01/36	3,500	3,661,980
City of Chicago Illinois, Refunding RB, ARB, O’Hare International Airport, General, Third Lien, Series C-2, AMT (AGM), 5.25%, 1/01/30	16,400	16,639,440
Illinois Finance Authority, RB, Series A, 5.75%, 8/15/34	8,700	9,401,046
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	6,051,412
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.00%, 2/01/35	17,935	19,102,568
5.25%, 2/01/35	15,000	16,139,400

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois State Toll Highway Authority, RB, Series B:
5.50%, 1/01/33	$4,000	$4,364,960
(BHAC), 5.50%, 1/01/33	2,000	2,193,200
Kane, Kendall, Etc. Counties Community College District No. 516 Illinois, GO, CAB, Series E (NPFGC), 5.21%, 12/15/25 (b)	5,000	2,548,500
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (b):
5.16%, 12/15/26	9,600	4,986,048
5.76%, 6/15/32	14,000	5,151,440
5.97%, 12/15/34	41,880	13,196,388
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 6.25%, 6/15/44 (b)	9,430	1,676,183
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	1,929,092
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	1,000	1,250,670
State of Illinois, GO:
5.00%, 3/01/36	970	1,019,965
5.00%, 3/01/37	390	409,133
		177,991,031
Indiana — 2.9%
City of Indianapolis Indiana, Refunding RB, Second Lien, Series B (AGC), 5.25%, 8/15/27	5,000	5,506,050
Indiana Finance Authority, RB, Wastewater Utility, 5.25%, 10/01/38	2,900	3,232,688
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	3,850	4,084,696
Series B, 5.75%, 1/01/34	1,050	1,116,266
Series B, 6.00%, 1/01/39	5,000	5,727,900
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,900	3,252,002
(AGC), 5.25%, 1/01/29	1,350	1,502,104
(AGC), 5.50%, 1/01/38	4,250	4,732,757
		29,154,463
Iowa — 3.3%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	12,650	13,871,104
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	4,530	4,991,834
5.70%, 12/01/27	4,530	4,992,921
5.75%, 12/01/28	2,400	2,636,544
5.80%, 12/01/29	3,060	3,363,032
5.85%, 12/01/30	3,170	3,476,824
		33,332,259

Municipal Bonds	Par (000)	Value
Kentucky — 1.0%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	$4,000	$4,535,800
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC), 5.25%, 5/15/37	5,000	5,399,400
		9,935,200
Louisiana — 0.8%
Jefferson Parish Hospital Service District No. 1, Refunding RB, Jefferson Medical Center, Series A (AGM), 6.00%, 1/01/39	1,320	1,490,056
New Orleans Aviation Board Louisiana, RB, New Orleans Aviation, Series A, AMT (AGM), 5.25%, 1/01/32	6,505	6,896,536
		8,386,592
Massachusetts — 3.8%
Massachusetts HFA, RB:
S/F Housing, Series 128 AMT (AGM), 4.88%, 12/01/38 (c)	7,955	8,096,838
Series B, 7.00%, 12/01/38	3,150	3,563,753
Massachusetts HFA, Refunding RB:
Housing Development, Series B (NPFGC), 5.40%, 12/01/28	1,835	1,836,358
Rental Housing, Series A, AMT (AGM), 5.15%, 7/01/26	12,640	12,813,926
Series C, AMT, 5.35%, 12/01/42	3,100	3,269,725
Massachusetts Port Authority, Refunding RB, BOSFUEL Project, AMT (NPFGC), 5.00%, 7/01/38	8,275	8,364,535
		37,945,135
Michigan — 8.4%
City of Detroit Michigan, RB, Series B (AGM):
Second Lien, 6.25%, 7/01/36	1,075	1,233,057
Second Lien, 7.00%, 7/01/36	500	597,820
Senior Lien, 7.50%, 7/01/33	1,000	1,253,060
City of Detroit Michigan, Refunding RB:
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,500	1,818,585
Senior Lien, Series D (AGM), 5.00%, 7/01/23	5,000	5,316,300
Series D (NPFGC), 5.00%, 7/01/33	5,000	5,010,850
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	410	443,181
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	3,185	3,680,809
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	3,125	3,599,344

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Building Authority, Refunding RB, Facilities Program (concluded):
Series I, (AGC), 5.25%, 10/15/24	$1,750	$2,021,863
Series I, (AGC), 5.25%, 10/15/25	3,250	3,727,457
Series I-A, 5.38%, 10/15/36	2,075	2,334,354
Series II-A, 5.38%, 10/15/41	1,900	2,126,252
Series II-A, (AGM), 5.25%, 10/15/36	8,040	8,992,740
Michigan State Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	11,600	12,477,424
Michigan State HDA, RB, Series C, 5.50%, 12/01/28	2,900	3,060,428
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A (Syncora), 5.50%, 6/01/30	2,500	2,532,775
State of Michigan, RB, GAB (AGM):
5.25%, 9/15/22	10,000	11,351,100
5.25%, 9/15/26	6,650	7,338,408
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,223,600
		84,139,407
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,500	6,471,245
Mississippi — 0.2%
Medical Center Educational Building Corporation, RB, University of Mississippi Medical Center Facilities and Expansion and Renovation Project, Series A, 5.00%, 6/01/41	2,000	2,187,180
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	2,050	2,131,180
Nevada — 2.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,250	2,606,422
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	5,170	5,621,393
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	19,250	20,418,860
		28,646,675
New Jersey — 4.8%
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/34	4,000	4,448,200

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1:
(AMBAC), 5.50%, 9/01/24	$6,500	$8,103,940
(NPFGC), 5.50%, 9/01/28	1,685	2,084,817
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT:
5.50%, 12/01/25	1,250	1,402,588
5.50%, 12/01/26	1,800	1,996,974
5.75%, 12/01/28	200	222,412
5.88%, 12/01/33	6,895	7,581,190
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 5.93%, 12/15/35 (b)	18,525	5,464,504
CAB, Series C (AGC), 5.73%, 12/15/25 (b)	10,000	5,579,200
Series A (NPFGC), 5.75%, 6/15/25	4,250	5,389,213
Series B, 5.25%, 6/15/36	4,970	5,553,577
		47,826,615
New York — 2.9%
City of New York, New York, GO, Series J:
5.25%, 5/15/24	6,500	7,150,195
5.25%, 5/15/24	3,500	3,793,160
Hudson New York Yards Infrastructure Corp., RB, 5.75%, 2/15/47	1,920	2,166,854
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	8,267,973
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,601,000
Port Authority of New York & New Jersey, RB, Consolidated 172nd Series, AMT, 4.50%, 4/01/37	4,270	4,303,904
		29,283,086
North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	4,075	4,195,661
Ohio — 0.7%
County of Allen Ohio, Refunding RB, Catholic HealthCare Partners, Series A, 5.00%, 5/01/42 (d)	2,030	2,159,818
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,656,580
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,250	1,336,388
		7,152,786

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 2.7%
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	$15,600	$17,056,416
Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,763,268
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	2,575	3,103,905
		26,923,589
Puerto Rico — 3.8%
Puerto Rico Electric Power Authority, Refunding RB, Series A, 5.00%, 7/01/42 (d)	3,860	3,853,747
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	3,720	4,120,830
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series C, 5.95%, 8/01/38 (b)	9,400	2,210,692
CAB, Series C, 6.12%, 8/01/39 (b)	24,000	5,313,360
First Sub-Series A, 5.75%, 8/01/37	2,000	2,211,700
First Sub-Series A, 6.38%, 8/01/39	10,195	11,858,824
First Sub-Series A, 5.50%, 8/01/42	5,155	5,562,348
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.68%, 8/01/41 (b)	7,500	1,440,675
First Sub-Series C, 6.00%, 8/01/39	1,180	1,348,870
		37,921,046
South Carolina — 0.4%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	3,600	4,223,088
Tennessee — 0.2%
Memphis Center City Revenue Finance Corp., RB, Pyramid and Pinch Distribution, Series B (AGM), 5.25%, 11/01/30	1,785	2,040,326
Texas — 12.3%
City of Houston Texas, RB, Combined, First Lien, Series A (AGM), 5.00%, 11/15/36	10,000	10,942,400
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	5,700	6,826,092
5.38%, 11/15/38	3,650	4,139,538
Dallas ISD, GO, School Building (PSF- GTD), 6.38%, 2/15/34	10,000	12,467,800

Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC), 5.63%, 11/01/26	$5,670	$5,687,974
Grand Prairie ISD Texas, GO, Refunding, CAB, 6.59%, 8/15/28 (b)	10,000	4,139,600
Harris County Hospital District, RB, Senior Lien, Series A (NPFGC), 5.25%, 2/15/37	5,400	5,629,176
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/37	10,000	10,503,400
North Texas Tollway Authority, Refunding RB, Series B (NPFGC), 5.75%, 1/01/40	10,000	10,858,100
North Texas Tollway Authority, Refunding RB, First Tier, System, Series A:
6.00%, 1/01/28	6,275	7,216,689
(NPFGC), 5.13%, 1/01/28	20,000	21,700,000
Texas Department of Housing & Community Affairs, MRB, Series A, AMT (NPFGC), 5.45%, 9/01/23	3,870	3,874,837
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.03%, 8/15/31 (b)	20,265	6,442,649
First Tier, Series A, 5.50%, 8/15/39	5,500	5,523,540
First Tier, Series A, 5.00%, 8/15/42	6,900	6,902,760
		122,854,555
Utah — 1.5%
Utah Transit Authority, Refunding RB, CAB, Sub-Series A (b):
(AGC), 5.46%, 6/15/20	10,000	7,400,600
(NPFGC), 5.23%, 6/15/24	13,930	8,058,784
		15,459,384
Vermont — 0.2%
Vermont HFA, HRB, Series 12B, AMT (AGM), 6.30%, 11/01/19	215	219,266
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (c)	1,880	1,970,240
		2,189,506
Washington — 1.1%
Washington Health Care Facilities Authority, RB, Series A:
5.00%, 10/01/39	1,125	1,214,145
5.25%, 10/01/39	2,725	3,006,683
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	6,358,500
		10,579,328

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2012	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	$3,745	$4,078,193
Froedtert & Community Health, Inc., 5.25%, 4/01/39	3,500	3,803,905
SynergyHealth Inc., 6.00%, 11/15/32	3,395	3,488,668
		11,370,766
Total Municipal Bonds – 106.4%		1,066,723,706

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Arizona — 1.5%
Arizona School Facilities Board, COP (AGC), 5.13%, 9/01/21	10,000	11,359,600
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	3,500	3,795,785
		15,155,385
California — 11.8%
Alameda County Joint Powers Authority, Refunding RB, Lease (AGM), 5.00%, 12/01/34	6,990	7,495,587
California State University, RB, Systemwide, Series A (AGM):
5.00%, 11/01/33	7,996	8,604,924
5.00%, 11/01/37	18,435	20,090,906
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	21,261,400
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	8,107,650
Las Virgenes Unified School District California, GO, Series A (AGM), 5.00%, 8/01/31	10,000	10,681,538
Los Angeles Community College District California, GO, Series A, 6.00%, 8/01/33	5,248	6,206,610
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	10,780	11,646,389
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,201,625
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	9,370	10,220,327
San Francisco Bay Area Rapid Transit District, RB (AGM), 5.00%, 7/01/36	10,000	10,745,570
University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,558,461
		118,820,987

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	$2,469	$2,763,447
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	5,010	5,689,556
District of Columbia — 1.9%
District of Columbia, RB, Series A, 5.50%, 12/01/30	2,595	3,167,950
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	4,281	5,304,133
Metropolitan Washington Airports Authority, RB, Series B, AMT (AMBAC), 5.00%, 10/01/32	10,000	10,403,500
		18,875,583
Florida — 3.4%
City of Tallahassee Florida Energy System, RB (NPFGC), 5.00%, 10/01/32	3,300	3,517,173
County of Miami Dade Florida, RB, (XLCA), 5.00%, 7/01/31	19,800	21,052,548
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	3,299	3,640,049
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	5,400	5,693,760
		33,903,530
Georgia — 1.1%
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/37	10,000	10,891,443
Hawaii — 1.1%
Honolulu City & County Board of Water Supply, RB, Series A (FGIC), 5.00%, 7/01/33	9,830	10,816,932
Illinois — 3.5%
City of Chicago Illinois, GO, Refunding, Series A (AGC), 5.25%, 1/01/24	11,000	12,342,000
City of Chicago Illinois, RB:
Motor Fuel Tax, Series A (AGC), 5.00%, 1/01/38	4,000	4,174,080
Sales Tax Revenue, Series A, 5.00%, 1/01/41	2,190	2,382,392
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	10,000	12,112,900
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	3,499	3,849,524
		34,860,896

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2012	6

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	$5,985	$6,827,676
Louisiana — 1.1%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	10,000	10,729,300
Nevada — 0.6%
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	510	588,318
5.75%, 7/01/34	4,813	5,796,627
		6,384,945
New Jersey — 1.3%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	13,067,700
New York — 5.0%
New York City Municipal Water & Sewer Finance Authority, Refunding RB, Series DD, 5.00%, 6/15/37	17,567	18,967,966
Port Authority of New York & New Jersey, RB, 155th Series (AGM), 5.13%, 7/15/30	19,500	20,934,420
Port Authority of New York & New Jersey, RB, Consolidated, 143rd Series, 5.00%, 10/01/30	5,180	5,589,790
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	4,500	5,085,900
		50,578,076
North Carolina — 1.0%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	9,886	10,127,716
Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	4,990	5,353,946
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	1,520	1,695,529
		7,049,475
Puerto Rico — 0.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Senior Series C, 5.25%, 8/01/40	6,540	7,156,068
South Carolina — 0.5%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	4,518	4,771,687
South Dakota — 0.2%
South Dakota HDA, RB, Homeownership Mortgage, Series K, 5.05%, 5/01/36	2,500	2,525,550

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Texas — 4.1%
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37	$12,955	$13,986,613
Houston ISD, GO, Schoolhouse (PSF- GTD), 5.00%, 2/15/33	10,000	11,174,700
North East ISD Texas, GO, School Building, Series A, 5.00%, 8/01/37	3,500	3,862,740
Texas State University Systems, Refunding RB, 5.25%, 3/15/26	10,000	11,841,500
		40,865,553
Virginia — 0.4%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,944	4,350,512
Washington — 5.7%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/34	16,770	18,861,806
County of King Washington, RB (AGM), 5.00%, 1/01/37	15,785	17,176,251
Port of Seattle Washington, Refunding RB, Series B, AMT (NPFGC), 5.20%, 7/01/29	20,565	20,907,115
		56,945,172
Wisconsin — 1.6%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	10,000	12,104,400
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,959	4,302,891
		16,407,291
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 48.8%		489,564,480
Total Long-Term Investments (Cost – $1,427,794,468) – 155.2%		1,556,288,186

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (f)(g)	26,452,031	26,452,031
Total Short-Term Securities (Cost – $26,452,031) – 2.6%		26,452,031

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2012	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost - $1,454,246,499*) – 157.8%	$1,582,740,217
Other Assets Less Liabilities – 1.2%	12,384,000
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (23.5)%	(235,896,044)
VRDP Shares, at Liquidation Value – (35.5)%	(356,400,000)
Net Assets Applicable to Common Shares – 100.0%	$1,002,828,173

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost as computed for federal income tax purposes were as follows:

Tax Cost	$1,220,820,176
Gross unrealized appreciation	$128,534,786
Gross unrealized depreciation	$(2,381,242)
Net unrealized appreciation	$126,153,544

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Variable rate security. Rate shown is as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co., Inc.	$6,013,565	$48,561

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

FFI Institutional Tax-Exempt Fund	4,703,282	21,748,749	26,452,031	$3,016

(g)	Represents the current yield as of report date.

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
560	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$74,077,500	$(889,111)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GAB	Grant Anticipation Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee
XLCA	XL Capital Assurance, Inc.

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2012	8

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,556,288,186	—	$1,556,288,186
Short-Term Securities	$26,452,031	—	—	26,452,031
Total	$26,452,031	$1,556,288,186	—	$1,582,740,217

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(889,111)	—	—	$(889,111)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$740,000	—	—	$740,000
Liabilities:
Bank overdraft	(29,700)	—	—	(29,700)
TOB trust certificates	—	$(235,766,497)	—	(235,766,497)
VRDP shares	—	(356,400,000)	—	(356,400,000)
Total	$710,300	$(592,166,497)	—	$(591,456,197)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2012	9

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 22, 2012